Subsequent Events (Details) - Subsequent Events [Membe] - USD ($)	1 Months Ended
	Feb. 20, 2023	Nov. 28, 2022
Subsequent Events (Details) [Line Items]
Equity interest, percentage		49.00%
Consideration value		$ 2,500,000
Shares issued (in Shares)		2,500,000
Par value (in Dollars per share)		$ 0.0001
Share purchase warrants, description		Antalpha entered into a Securities Subscription and Warrant Purchase Agreement with the Company to subscribe 7,500,000 shares of par value US$0.0001 each in the share capital of the Company, upon the exercise of which Antalpha is entitled to purchase, and the Company is obligated to issue and sell, the corresponding number of shares of par value US$0.0001 each of the share capital of the Company.
Consideration transaction	$ 1